Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Compensation of Key Management Personnel

Compensation of key management personnel

The Company considers the directors and officers of the Company as key management personnel.

	Year ended December 31
	2025	2024
Salaries and short-term benefits	7,321	10,788
Share-based compensation	12,058	13,741
	19,379	24,529